Related party transactions	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Related party transactions
2.5.18 Related party transactions
The compensation amounts presented below, awarded to the members of the Board of Directors and the Executive Committee of the Group, were recorded as General & Administrative expenses in the period referenced.

	For the Six-month period ended June 30,
(€‘000)	2021	2020
Independent director’s fees	196	205
Share-based compensation	168	192

Total compensation to the Board of Directors	364	397

Executive Management fees	552	771
Short-term employee benefits	999	753
Share-based compensation	460	583

Total compensation to the Executive Committee	2 011	2 107